Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	UNIVERSAL HEALTH REALTY INCOME TRUST
Entity Central Index Key	0000798783
Entity Emerging Growth Company	false
Entity File Number	1-9321
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	23-6858580
Entity Address, Address Line One	Universal Corporate Center
Entity Address, Address Line Two	367 South Gulph Road
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	(610)
Local Phone Number	265-0688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of beneficial interest, $0.01 par value
Trading Symbol	UHT
Security Exchange Name	NYSE